OPPENHEIMERFUNDS, INC.
                      TWO WORLD TRADE CENTER
                  NEW YORK, NEW YORK 10048-0203

                                   November 1, 1996


VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Growth Fund
               (Reg. No. 333-11959)

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing was made on November 1, 1996 under Rule 485(b) of the Securities Act of 1933, as amended (the "1933 Act") on behalf of Oppenheimer Growth Fund (the "Registrant"). The filing constituted Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Reg. No. 333-11959)of the Registrant(the "Registration Statement") and consisted of the Proxy Statement and Prospectus dated November 1, 1996 (the "Prospectus") of the Registrant and Jefferson-Pilot Capital Appreciation Fund, Inc. and the Statement of Additional Information of the Registrant dated November 1, 1996 (the "Statement of Additional Information").

          The Registrant hereby certifies pursuant to Rule 497(j) of the 1933 Act that the Prospectus and the Statement of Additional Information that will be used in connection with the reorganization and the offering of securities by the Registrant thereunder does not differ from that contained the Registration Statement as previously filed with the Securities and Exchange Commission. The Registrant further certifies that the text of the Registration Statement has been filed electronically. Accordingly, the Prospectus and the Statement of Additional Information are not being filed herewith.

                                   Very truly yours,


                                   Merryl Hoffman
                                   Vice President &
                                   Assistant Counsel
                                   (212) 323-0248

MH:ps
Enclosures
cc:    Rene Romain, Esq. - SEC
       Paul Kraft - SEC
       Gordon Altman Butowsky Weitzen Shalov & Wein
       KPMG Peat Marwick LLP
       Gloria LaFond

MERGE/270497j